Summary of Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 USD ($)
Summary of Significant Accounting Policies (Details) [Line Items]
Allowance for credit losses
Lease received	1,192,324
Lease concessions amount	$ 110,439		341,396		$ 141,499
Estimated useful lives	8 years
Impairment of long-lived assets	$ 272,350
Contract liabilities	7,085,696		6,958,160
Revenue recognized	$ 6,559,028		$ 4,920,442		4,823,134
Cash vouchers					$ 7,085,696
VAT tax rate	1.00%	1.00%	3.00%	3.00%
Taxable net income	$ 100,000	¥ 100,000
Company revenue percentage	10.00%		10.00%		10.00%
China [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Cash	$ 864,426		$ 2,747,940
United States [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Cash	$ 555,799		$ 115,452
Local PRC Tax Authority [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
VAT tax rate			3.00%	3.00%
One Customer [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Accounts receivable percentage	10.00%	10.00%	11.70%	11.70%
One Supplier [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Total purchases percentage	11.70%	11.70%			14.70%
One Supplier [Member] | Accounts Payable [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Total purchases percentage	14.90%	14.90%	16.80%	16.80%
Supplier [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Total purchases percentage			10.00%	10.00%
Two Supplier [Member] | Accounts Payable [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Total purchases percentage	11.10%	11.10%	12.30%	12.30%
Three Supplier [Member] | Accounts Payable [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Total purchases percentage	11.00%	11.00%	11.80%	11.80%
Value Added Tax [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
VAT tax rate			13.00%	13.00%
Taxable net income | ¥				¥ 150,000